SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds, and Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) ₽ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Mar. 30, 2020	Mar. 25, 2020	Dec. 31, 2019 USD ($) ₽ / $	Oct. 31, 2018
Multiple Foreign Currency Exchange Rates
Exchange rate of RUB to $1.00 | ₽ / $	61.9057						61.9057
Exchange rate (RUB/$)	61.9057						61.9057
Online Advertising Revenues
Advertising sales commissions and bonuses	₽ 10,576.0	$ 134.1	₽ 9,367.0	₽ 7,375.0
Other Revenue
Promotional discounts and minimum fare guarantees	19,095.0	242.2	14,311.0	9,737.0
Promotional discounts and minimum fare guarantees netted against revenues	17,202.0	218.2	11,574.0	4,606.0
Promotional discounts and minimum fare guarantees expensed	₽ 1,893.0	$ 24.0	2,737.0	5,131.0
Practical expedient, to recognize incremental cost of obtaining contract as expense	true	true
Practical Expedients, not disclose the value of unsatisfied performance obligations	true	true
Advertising and Promotional Expenses
Promotional and advertising expenses	₽ 18,350.0	$ 232.7	15,372.0	₽ 13,054.0
Comprehensive Income
Accumulated other comprehensive income	4,841.0		8,182.0				$ 61.4
Variable Interest Entities
Investments in non-marketable equity securities and loans granted	₽ 28,073.0		₽ 36,484.0				$ 356.0
INCOME TAX
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%	25.00%	25.00%
Subsequent event
Multiple Foreign Currency Exchange Rates
Exchange rate of RUB to $1.00					77.7325	78.8493
Edadeal
Variable Interest Entities
Ownership interest acquired (as a percent)				10.00%				90.00%
Edadeal
Variable Interest Entities
Ownership interest acquired (as a percent)								10.00%
Investments in non-marketable equity securities and loans granted | ₽				₽ 361.0
Ownership interest acquired (as a percent)				10.00%
Minimum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	4.00%	4.00%	4.00%	4.00%
Minimum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.00%	15.00%	15.00%	15.00%
Maximum | Sales Revenue, Net | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Maximum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	14.00%	14.00%	14.00%	14.00%
Maximum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	30.00%	30.00%	30.00%	30.00%